Regulatory Matters - Pending General Rate Case Filings Additional Information (Details) - USD ($) $ in Millions	Jan. 27, 2026	Jan. 16, 2026	Jan. 01, 2026	Nov. 14, 2025	Nov. 03, 2025	Oct. 13, 2025	Aug. 01, 2025	Jul. 01, 2025	May 05, 2025	Feb. 24, 2025	Dec. 05, 2024
Illinois
Public Utilities, General Disclosures [Line Items]
Authorized return on equity, percentage											9.84%
Debt ratio, percentage											51.00%
General rate case authorizations, annualized incremental revenues, previously approved infrastructure filings amount											$ 5
General rate case authorizations, annualized incremental revenues, approved amount											$ 105
Illinois | Subsequent Event
Public Utilities, General Disclosures [Line Items]
Authorized return on equity, percentage	10.75%
General rate case authorizations, annualized incremental revenues, requested rate, increase in capital investments	$ 577
Illinois | Subsequent Event | Public Utility Authorization Effective Date January 1, 2027
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, estimated and not approved amount	$ 119
Common equity, percentage	52.42%
Debt ratio, percentage	47.58%
Illinois | Subsequent Event | Public Utility Authorization Effective Date January 1, 2028
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, estimated and not approved amount	$ 15
Common equity, percentage	52.74%
Debt ratio, percentage	47.26%
New Jersey | Subsequent Event
Public Utilities, General Disclosures [Line Items]
Authorized return on equity, percentage		10.75%
Common equity, percentage		55.18%
Debt ratio, percentage		44.82%
General rate case authorizations, annualized incremental revenues, requested rate, increase in capital investments		$ 1,400
General rate case authorizations, annualized incremental revenues, requested rate increase, amount		$ 146
Pennsylvania
Public Utilities, General Disclosures [Line Items]
Authorized return on equity, percentage				10.95%
Common equity, percentage				55.33%
General rate case authorizations, annualized incremental revenues, requested rate, increase in capital investments				$ 1,200
General rate case authorizations, annualized incremental revenues, requested rate increase, amount				169
General rate case authorizations, annualized incremental revenues, previously approved infrastructure filings amount				$ 19
Virginia
Public Utilities, General Disclosures [Line Items]
Common equity, percentage					51.79%					45.67%
General rate case authorizations, annualized incremental revenues, requested rate, increase in capital investments					$ 115
General rate case authorizations, annualized incremental revenues, requested rate increase, amount					$ 22
Proposed return on equity, percentage					10.75%					9.70%
MARYLAND
Public Utilities, General Disclosures [Line Items]
Common equity, percentage							52.32%
General rate case authorizations, annualized incremental revenues, requested rate, increase in capital investments							$ 22
General rate case authorizations, annualized incremental revenues, requested rate increase, amount							$ 3
Proposed return on equity, percentage							10.64%
California, Step Increase
Public Utilities, General Disclosures [Line Items]
Authorized return on equity, percentage											10.20%
General rate case authorizations, annualized incremental revenues, estimated and not approved amount						$ 110
General rate case authorizations, annualized incremental revenues, requested rate, increase in capital investments								$ 750
General rate case authorizations, annualized incremental revenues, requested rate increase, amount						$ 62
California, Step Increase | Subsequent Event
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, requested rate increase, amount			$ 51
West Virginia
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, requested rate, increase in capital investments									$ 300
General rate case authorizations, annualized incremental revenues, requested rate increase, amount									48
General rate case authorizations, annualized incremental revenues, previously approved infrastructure filings amount									$ 13
Proposed return on equity, percentage									10.75%
West Virginia | Public Utility, Authorization, Effective Date, March 2026
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, estimated and not approved amount									$ 33
Common equity, percentage									50.80%
West Virginia | Public Utility, Authorization, Effective Date, March 2027
Public Utilities, General Disclosures [Line Items]
Common equity, percentage									50.97%
General rate case authorizations, annualized incremental revenues, approved amount									$ 15